Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2017	$ 2,000	$ 22,531,620	$ (14,069,994)	$ 3,448,000	$ 11,911,626	$ 86,507	$ 11,998,133
Balance (in Shares) at Sep. 30, 2017	10,000,000
Foreign currency translation gain (loss)				(621,892)	(621,892)	(6,281)	(628,173)
Net income			5,196,047		5,196,047	52,485	5,248,532
Balance at Sep. 30, 2018	$ 2,000	22,531,620	(8,873,947)	2,826,108	16,485,781	132,711	16,618,492
Balance (in Shares) at Sep. 30, 2018	10,000,000
Foreign currency translation gain (loss)				(849,300)	(849,300)	(8,579)	(857,879)
Net income			5,392,022		5,392,022	54,465	5,446,487
Balance at Sep. 30, 2019	$ 2,000	22,531,620	(3,481,925)	1,976,808	21,028,503	178,597	21,207,100
Balance (in Shares) at Sep. 30, 2019	10,000,000
Foreign currency translation gain (loss)				1,213,048	1,213,048	12,253	1,225,301
Net income			3,322,736		3,322,736	33,563	3,356,299
Balance at Sep. 30, 2020	$ 2,000	$ 22,531,620	$ (159,189)	$ 3,189,856	$ 25,564,287	$ 224,413	$ 25,788,700
Balance (in Shares) at Sep. 30, 2020	10,000,000